Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2012
DWS Capital Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.46%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	675
3 Years	rr_ExpenseExampleYear03	887
5 Years	rr_ExpenseExampleYear05	1,116
10 Years	rr_ExpenseExampleYear10	1,773
1 Year	rr_ExpenseExampleNoRedemptionYear01	675
3 Years	rr_ExpenseExampleNoRedemptionYear03	887
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,116
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,773
Annual Return 2002	rr_AnnualReturn2002	(29.60%)
Annual Return 2003	rr_AnnualReturn2003	25.99%
Annual Return 2004	rr_AnnualReturn2004	7.10%
Annual Return 2005	rr_AnnualReturn2005	8.16%
Annual Return 2006	rr_AnnualReturn2006	8.06%
Annual Return 2007	rr_AnnualReturn2007	11.98%
Annual Return 2008	rr_AnnualReturn2008	(32.98%)
Annual Return 2009	rr_AnnualReturn2009	25.57%
Annual Return 2010	rr_AnnualReturn2010	15.87%
Annual Return 2011	rr_AnnualReturn2011	(5.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.28%)
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2001
1 Year	rr_AverageAnnualReturnYear01	(10.66%)
5 Years	rr_AverageAnnualReturnYear05	(0.49%)
10 Years	rr_AverageAnnualReturnYear10	0.80%
Since Inception	rr_AverageAnnualReturnSinceInception
DWS Capital Growth Fund | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.70%)
5 Years	rr_AverageAnnualReturnYear05	(0.54%)
10 Years	rr_AverageAnnualReturnYear10	0.78%
Since Inception	rr_AverageAnnualReturnSinceInception
DWS Capital Growth Fund | Class A | After tax on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.87%)
5 Years	rr_AverageAnnualReturnYear05	(0.42%)
10 Years	rr_AverageAnnualReturnYear10	0.68%
Since Inception	rr_AverageAnnualReturnSinceInception
DWS Capital Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management fee	rr_ManagementFeesOverAssets	0.46%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%
1 Year	rr_ExpenseExampleYear01	599
3 Years	rr_ExpenseExampleYear03	915
5 Years	rr_ExpenseExampleYear05	1,257
10 Years	rr_ExpenseExampleYear10	1,827
1 Year	rr_ExpenseExampleNoRedemptionYear01	199
3 Years	rr_ExpenseExampleNoRedemptionYear03	615
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,827
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2001
1 Year	rr_AverageAnnualReturnYear01	(8.85%)
5 Years	rr_AverageAnnualReturnYear05	(0.13%)
10 Years	rr_AverageAnnualReturnYear10	0.69%
Since Inception	rr_AverageAnnualReturnSinceInception
DWS Capital Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fee	rr_ManagementFeesOverAssets	0.46%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.81%
1 Year	rr_ExpenseExampleYear01	284
3 Years	rr_ExpenseExampleYear03	569
5 Years	rr_ExpenseExampleYear05	980
10 Years	rr_ExpenseExampleYear10	2,127
1 Year	rr_ExpenseExampleNoRedemptionYear01	184
3 Years	rr_ExpenseExampleNoRedemptionYear03	569
5 Years	rr_ExpenseExampleNoRedemptionYear05	980
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,127
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2001
1 Year	rr_AverageAnnualReturnYear01	(5.95%)
5 Years	rr_AverageAnnualReturnYear05	(0.12%)
10 Years	rr_AverageAnnualReturnYear10	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception
DWS Capital Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.46%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,556
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	409
5 Years	rr_ExpenseExampleNoRedemptionYear05	708
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,556
Class Inception	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2003
1 Year	rr_AverageAnnualReturnYear01	(5.26%)
5 Years	rr_AverageAnnualReturnYear05	0.42%
10 Years	rr_AverageAnnualReturnYear10	1.11%
Since Inception	rr_AverageAnnualReturnSinceInception
DWS Capital Growth Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.46%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	224
5 Years	rr_ExpenseExampleNoRedemptionYear05	390
10 Years	rr_ExpenseExampleNoRedemptionYear10	871
Class Inception	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2002
1 Year	rr_AverageAnnualReturnYear01	(4.87%)
5 Years	rr_AverageAnnualReturnYear05	1.05%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
DWS Capital Growth Fund | INST Class | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
DWS Capital Growth Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.46%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	954
1 Year	rr_ExpenseExampleNoRedemptionYear01	79
3 Years	rr_ExpenseExampleNoRedemptionYear03	246
5 Years	rr_ExpenseExampleNoRedemptionYear05	428
10 Years	rr_ExpenseExampleNoRedemptionYear10	954
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul. 14, 2000
1 Year	rr_AverageAnnualReturnYear01	(4.95%)
5 Years	rr_AverageAnnualReturnYear05	0.96%
10 Years	rr_AverageAnnualReturnYear10	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception
DWS Capital Growth Fund | Class S | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception
DWS Capital Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

DWS Capital Growth Fund

Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Fund

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 40) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

SHAREHOLDER FEES (paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

PORTFOLIO TURNOVER

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 48%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading

EXAMPLE

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategy

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have above-average price-to-earnings ratios). As of December 31, 2011, the S&P 500® Index had a median market capitalization of $11.15 billion and the Russell 1000® Growth Index had a median market capitalization of $5.60 billion. Although the fund can invest in companies of any size, the fund intends to invest primarily in companies whose market capitalizations fall within the normal range of these indexes. The fund may also invest in other types of equity securities such as preferred stocks or convertible securities.

Management process. In choosing stocks, portfolio management begins by utilizing a proprietary quantitative model to rank stocks based on a number of factors including valuation and profitability. Portfolio management also applies fundamental techniques to seek to identify companies that display above-average earnings growth compared to other companies and that have strong product lines, effective management and leadership positions within core markets. The factors considered and models used by the portfolio managers may change over time.

Portfolio management will normally sell a security when it believes the potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the fund's emphasis on a given industry.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Risk [Heading]	rr_RiskHeading

Main Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Medium-sized companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Past Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

Prior to December 31, 2011, the returns in the bar chart and the after-tax returns in the performance table below were shown for Class S shares. The bar chart and the after-tax returns below are shown for Class A shares because the shares now have 10 or more years of annual returns and are available to most investors.

For Class R shares, performance prior to its inception date is based on the historical performance of the fund's original share class (Class AARP), adjusted to reflect the higher expenses of Class R shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading

CALENDAR YEAR TOTAL RETURNS (%) (Class A)

Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 13.85%, Q2 2009	Worst Quarter: -21.28%, Q4 2008

Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod

Prior to December 31, 2011, the returns in the bar chart and the after-tax returns in the performance table below were shown for Class S shares. The bar chart and the after-tax returns below are shown for Class A shares because the shares now have 10 or more years of annual returns and are available to most investors.

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns (For periods ended 12/31/2011 expressed as a %)

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.  Your actual after-tax returns may be different.  After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparisons for Institutional Class shares began on August 31, 2002.